Unsecured Convertible Note (‘Atalaya Note’) (Details) - Schedule of Notes Payable - USD ($)	Dec. 31, 2023	Mar. 31, 2023
Schedule of Notes Payable [Abstract]
Notes	$ 10,167,194
Total	$ 10,167,194